Financial instruments - Reconciliation of level three (Details) - Level 3 $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Reconciliation Of Level Three Opening And Closing Balance [Abstract]
Beginning balance	$ 128,427
Settlement shareholders loans	(115,671)
Net change in fair value (unrealized)	23,038
Ending balance	45,134
Non-current receivables
Reconciliation Of Level Three Opening And Closing Balance [Abstract]
Change in fair value	1,445
LT Portion of FMV derivatives
Reconciliation Of Level Three Opening And Closing Balance [Abstract]
Change in fair value	$ 7,895